LORD ABBETT SECURITIES TRUST

Lord Abbett Global Equity Research Fund

(formerly known as “Lord Abbett Global Core Equity Fund”)

Supplement dated October 1, 2019 to the

Summary Prospectus dated March 1, 2019

Effective October 1, 2019, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 12 of the summary prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
David J. Linsen, Partner and Director of Equities	2018
Sue Kim, Deputy Director, Global Equity Research	2018

Please retain this document for your future reference.